Summary of significant accounting policies (Details 3)	12 Months Ended
Dec. 31, 2019
Land [Member]
Statement [Line Items]
Estimated useful lives	Indefinite
Vines in production [Member]
Statement [Line Items]
Estimated useful lives	30 years
Bottom of range [member] | Buildings and Constructions [Member]
Statement [Line Items]
Estimated useful lives	20 years
Bottom of range [member] | Machinery and Equipment [Member]
Statement [Line Items]
Estimated useful lives	10 years
Bottom of range [member] | Fumiture and Accesories [Member]
Statement [Line Items]
Estimated useful lives	5 years
Bottom of range [member] | Other Equipment (coolers and mayolicas) [Member]
Statement [Line Items]
Estimated useful lives	5 years
Bottom of range [member] | Glass Containers, and Plastic Containers [Member]
Statement [Line Items]
Estimated useful lives	3 years
Top of range [member] | Buildings and Constructions [Member]
Statement [Line Items]
Estimated useful lives	60 years
Top of range [member] | Machinery and Equipment [Member]
Statement [Line Items]
Estimated useful lives	25 years
Top of range [member] | Fumiture and Accesories [Member]
Statement [Line Items]
Estimated useful lives	10 years
Top of range [member] | Other Equipment (coolers and mayolicas) [Member]
Statement [Line Items]
Estimated useful lives	8 years
Top of range [member] | Glass Containers, and Plastic Containers [Member]
Statement [Line Items]
Estimated useful lives	12 years